CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Mar. 31, 2015 USD ($)
CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY
Offering costs	$ 2,882